Material accounting policy information (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of plant and equipment
Asset	Rate
Plant and equipment	3 to 5 years
Computer equipment	3 to 5 years
Office equipment	3 to 5 years
Furniture and fittings	3 to 5 years